August 26, 2022
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration of Individual Modified Single Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-5
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-5 (the "Variable Account"), we are filing an original registration statement on Form N-4 under Securities Act of 1933 ("1933 Act") for the purpose of registering Individual Modified Single Premium Deferred Variable Annuity Contracts (the "Contract") to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached as an exhibit to the registration statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
Please contact me direct at (614) 677-4304 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Gary Lim
Gary Lim
Counsel